NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED SEPTEMBER 1, 2020

TO THE PROSPECTUS DATED APRIL 30, 2020

The third and fourth sentences of the second paragraph of the section entitled “How We Manage Your Money – Who Manages the Funds” are deleted and replaced with the following:

In rendering investment advisory services to Nuveen Global Infrastructure Fund and Nuveen Global Real Estate Securities Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Singapore Private Limited (“Nuveen Singapore”), a foreign affiliate of Nuveen Asset Management that is not registered under the Investment Advisers Act of 1940, as amended. Nuveen Singapore provides services to the Funds through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Securities and Exchange Commission permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GFREP-0920P

NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED SEPTEMBER 1, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2020

The section entitled “Service Providers—Participating Affiliate” is deleted in its entirety and replaced with the following:

Participating Affiliate

In rendering investment advisory services to Nuveen Global Infrastructure Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Singapore Private Limited (“Nuveen Singapore”), a foreign affiliate of Nuveen Asset Management that is not registered under the Investment Advisers Act of 1940, as amended. Nuveen Singapore provides services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GIFSAI-0920P